Supplement to the
Fidelity Advisor® Emerging Asia Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Colin Chickles no longer serves as co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

John Dance (portfolio manager) has managed the fund since September 2016.

The following information replaces similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Dance is portfolio manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

AEA-17-02 1.725513.141	March 1, 2017

Supplement to the
Fidelity Advisor® Diversified International Fund
Class A, Class T, Class C, Class I and Class Z
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ADIF-17-01 1.743414.139	March 1, 2017

Supplement to the
Fidelity Advisor® Global Equity Income Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AGED-17-01 1.966357.102	March 1, 2017

Supplement to the
Fidelity Advisor® Overseas Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

OS-17-01 1.743525.138	March 1, 2017

Supplement to the
Fidelity Advisor® Global Capital Appreciation Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AGLO-17-01 1.737647.145	March 1, 2017

Supplement to the
Fidelity Advisor® Value Leaders Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AVLF-17-01 1.790648.128	March 1, 2017

Supplement to the
Fidelity Advisor® Emerging Markets Income Fund
Class A, Class T, Class C and Class I
March 1, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

EMI-17-01 1.743422.133	March 1, 2017

Supplement to the
Fidelity Advisor® Emerging Markets Fund
Class A, Class T, Class C, Class I and Class Z
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

FAEM-17-01 1.798816.123	March 1, 2017

Supplement to the
Fidelity Advisor® International Capital Appreciation Fund
Class A, Class T, Class C and Class I
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AICAP-17-01 1.743370.137	March 1, 2017

Supplement to the
Fidelity Advisor® Diversified International Fund, Fidelity Advisor® Emerging Asia Fund, Fidelity Advisor® Emerging Markets Fund, Fidelity Advisor® Global Capital Appreciation Fund, Fidelity Advisor® Global Equity Income Fund, Fidelity Advisor® International Capital Appreciation Fund, Fidelity Advisor® Overseas Fund and Fidelity Advisor® Value Leaders Fund
Class A, Class T, Class C, Class I and Class Z
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Colin Chickles no longer serves as co-manager of Fidelity Advisor® Emerging Asia Fund. John Dance serves as portfolio manager of Fidelity Advisor® Emerging Asia Fund.

ACOM10BB-17-02 1.909881.119	March 1, 2017

Supplement to the
Fidelity Advisor® Emerging Markets Income Fund, Fidelity Advisor® Mid Cap II Fund and Fidelity Advisor® New Insights Fund
Class A, Class T, Class C, Class I and Class Z
March 1, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ACOM12B-17-01 1.863512.111	March 1, 2017